Annual Fund Operating Expenses - Highland Socially Responsible Equity Fund	Jan. 31, 2021
Class A
Operating Expenses:
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.95%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.81%	[1]
Class C
Operating Expenses:
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.96%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	2.57%	[1]
Class Y
Operating Expenses:
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.96%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.57%	[1]

[1]

Total Annual Fund Operating Expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.